Recoverable taxes	12 Months Ended
Dec. 31, 2022
Recoverable taxes
Recoverable taxes
8 Recoverable taxes

a. Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2022	12/31/2021
ICMS – State VAT (a.1)	1,312,990	893,206
PIS and COFINS – Federal VAT (a.2)	2,410,736	1,177,513
Valued-added tax of foreign subsidiaries	-	179
Others	59,545	37,127
Total	3,783,271	2,108,025
Current	1,610,312	1,061,227
Non-current	2,172,959	1,046,798

a.1 The recoverable ICMS net of provision for losses is substantially related to the following subsidiaries and operations:

The subsidiaries IPP, Bahiana Distribuidora de Gás Ltda. (“Bahiana”), Cia. Ultragaz, AMPM, Tropical and Iconic Lubrificantes S.A. (“Iconic”) have credits in the amount of R$ 1,312,990 (R$ 893,206 as of December 31, 2021) recognized, mainly of the following nature: a) transactions of inputs and outputs of products subject to taxation of the own ICMS; b) interstate outflows of oil-related products, whose ICMS was prepaid by the supplier (Petróleo Brasileiro S.A. (“Petrobras”), in the case of the subsidiaries IPP, Bahiana and Cia. Ultragaz; and c) credits for refunds of the ICMS-ST (tax substitution) overpaid when the estimated calculation base is used higher than that of the actual operation performed by the subsidiary IPP.

The amounts of recoverable ICMS are realized by the operation subjected to taxes itself, being a revolving credit, which means that the credits are monthly offset against the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State's refund on tax substitution operations. Management estimates the realization of the credits classified in non-current assets within a term of up to 5 years.

The estimated recovery of ICMS credits is stated as follows:

Up to 1 year	568,748
From 1 to 2 years	278,500
From 2 to 3 years	197,252
From 3 to 5 years	268,490
Total recoverable ICMS, net of provision	1,312,990

The provision for ICMS losses, in the amount of R$ 59,868 (R$ 48,502 as of December 31, 2021), relates to tax credit of the subsidiaries whose amounts are not included within the term determined internal policies of provisioning.

a.2 The recoverable PIS and COFINS are substantially related to:

ICMS in the PIS and COFINS calculation basis - The balance of PIS and COFINS includes credits recorded under Laws 10,637/02 and 10,833/03, as well as amounts arising from a favorable decision regarding the exclusion of ICMS from the PIS and COFINS calculation basis. For further details, see note 26.

Supplementary Law 192 – On March 11, 2022, Supplementary Law 192/22 (“LC 192/22”) was published to reduce the tax burden of the fuel supply chain. Art. 9 of said law established  the reduction of the PIS and Cofins tax rates levied on diesel, biodiesel and LPG to zero through December 31, 2022, ensuring at the same time the maintenance of credits taken across the whole supply chain.

On May 18, 2022, Provisional Act 1,118/22 amended Supplementary Law 192/22 to eliminate the right to take PIS and Cofins credits on purchases of diesel, LPG and biodiesel by end consumers. With the enactment of said Provisional Act, on June 2, 2022, was filed a Direct Unconstitutionality Action 7181  to challenge the provision in MP 1118/22.  On June 21, 2022 the Federal Supreme Court unanimously ratified the decision that considered MP 1118/22 unconstitutional due to violation of the 90-day principle.

Due to such court injunction and the non-conversion of Provisional Act 1,118/22 into law, the provisions in LC 192/22, which assured to all legal entities that are part of the fuel supply chain, including the Company’s subsidiaries, the maintenance of PIS and COFINS credits in connection with those transactions in the period from March 11, 2022  (LC 192/22 publication date) to August 15, 2022 (90 day after the publication of the provisional act that restricted the right to take credits on taxpayers), which, as decided by STF, must be the MP 1118/22 effective date, remained in force.

Accordingly the Company, advised by intern and external legal experts, by means of its subsidiaries Ipiranga and Ultragaz, recognized PIS and Cofins credits in the amount of R$ 971,373, based on Management´s projections and estimates of the realization of such credits. The Management estimates the realization of these credits within up to 5 years.

b. Recoverable income and social contribution taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as referring to lawsuits on the non-levy of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments, The Management estimating the realization of these credits within up to 5 years.

	12/31/2022	12/31/2021
IRPJ and CSLL	499,517	447,191
Current	96,134	291,833
Non-current	403,383	155,358